Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reconciles the computation of basic and diluted earnings per share:

For the	Year ended December 31
millions of Canadian dollars (except per share amounts)	2016	2015
Numerator
Net income attributable to common shareholders	$227.2	$397.2
Convertible Debentures	0.2	-
Diluted numerator	227.4	397.2
Denominator
Weighted average shares of common stock outstanding	170.4	144.9
Weighted average deferred share units outstanding	1.0	0.9
Weighted average shares of common stock outstanding – basic	171.4	145.8
Stock-based compensation	0.6	0.6
Convertible Debentures	0.2	-
Weighted average shares of common stock outstanding – diluted	172.2	146.4
Earnings per common share
Basic	$1.33	$2.72
Diluted	$1.32	$2.71